Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		1 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Class of Warrant or Right [Line Items]
Cash	$ 121,831	$ 121,831	$ 1,855,444
Working Capital			1,803,151
Debt Instrument, Fee Amount	$ 2,000,000	$ 2,000,000	$ 2,000,000
Business Combination, Price Per Share	$ 0.5	$ 0.5	$ 0.5
Working Capital Loan Outstanding	$ 0	$ 0	$ 200,000
Cash and marketable securities held in Trust Account	0	0	232,582,684
Unrecognized tax benefits	0	0	0
Interest accrued	0	0	0
Warrants outstanding	$ 0	0
Dilutive securities		$ 0
Cash [Member]
Class of Warrant or Right [Line Items]
Cash			1,140
U.S. Treasury Securities [Member]
Class of Warrant or Right [Line Items]
Asset-Backed Securities, at Carrying Value			$ 232,581,544
Class B ordinary shares [Member]
Class of Warrant or Right [Line Items]
Shares that are subject to forfeiture	1,285,714	1,285,714
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Business Combination, Price Per Share	$ 18	$ 18	$ 18
Warrants outstanding	$ 0	$ 0	$ 23,000,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Business Combination, Price Per Share			$ 0.25
Warrants outstanding	$ 0	$ 0	$ 14,600,000